Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventories [Abstract]
Work in progress	¥ 0		¥ 4,798
Finished goods	1,181		17,660
Total	1,181		22,458
Included in inventories per balance sheet	0	$ 0	22,458
Included in assets classified as held for sale	¥ 1,181		¥ 0